Long-Term Debt - 2013 Liquefaction Credit Facilities (Details) (USD $)	6 Months Ended		12 Months Ended			42 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	May 31, 2014 2013 Liquefaction Credit Facilities [Member]	Nov. 30, 2013 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2013 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 2013 Liquefaction Credit Facilities [Member]	May 31, 2013 2013 Liquefaction Credit Facilities [Member]	Nov. 30, 2013 2022 Senior Notes [Member]	May 31, 2014 2024 And Additional 2023 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 Minimum [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Minimum [Member] 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Construction [Member] Minimum [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Construction [Member] Minimum [Member] 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Construction [Member] Maximum [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Construction [Member] Maximum [Member] 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Operations [Member] Minimum [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Operations [Member] Minimum [Member] 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Operations [Member] Maximum [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Operations [Member] Maximum [Member] 2013 Liquefaction Credit Facilities [Member]	Dec. 31, 2013 Scenario, Previously Reported [Member] 2013 Liquefaction Credit Facilities [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 5,900,000,000
Proceeds from Lines of Credit	(177,000,000)	(100,000,000)	(100,000,000)	100,000,000	0	0			100,000,000
Line of Credit Facility, Remaining Borrowing Capacity										2,700,000,000	4,900,000,000														5,000,000,000
Debt Instrument, Description of Variable Rate Basis										LIBOR	LIBOR
Debt Instrument, Basis Spread on Variable Rate																	2.30%	2.30%	3.00%	3.00%	2.30%	2.30%	3.25%	3.25%
Debt Instrument, Fee Amount										144,000,000	144,000,000
Line of Credit Facility, Commitment Fee Percentage										40.00%	40.00%
Line of Credit Facility, Amortization Period										18 years	18 years
Percentage of Debt Hedged by Interest Rate Derivatives															75.00%	75.00%
Proceeds from Senior Notes	2,584,500,000	3,112,500,000	4,012,500,000	0	0	4,012,500,000							978,000,000	2,500,000,000
Line of Credit Facility, Decrease							2,100,000,000	885,000,000
Loss on early extinguishment of debt	$ 114,335,000	$ 80,510,000	$ 131,576,000	$ 0	$ 0	$ 131,576,000		$ 43,300,000						$ 114,300,000